Organization and Principal Activities (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands							1 Months Ended			12 Months Ended
	Mar. 28, 2018 CNY (¥) shares	Mar. 28, 2018 USD ($) $ / shares shares	Jan. 31, 2018 CNY (¥)	Jan. 31, 2018 USD ($)	Sep. 30, 2017 CNY (¥) shares	Sep. 30, 2017 USD ($) shares	Oct. 28, 2022 USD ($)	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Aug. 31, 2022 CNY (¥) ¥ / shares	Aug. 31, 2022 USD ($)	Aug. 31, 2021 CNY (¥)	Aug. 31, 2020 CNY (¥) shares	Dec. 31, 2017 shares	Aug. 31, 2022 USD ($) $ / shares	Aug. 31, 2020 $ / shares
Organization and Principal Activities (Details) [Line Items]
Aggregate repurchased													76,586,600
Cash consideration (in Dollars)													¥ 70,889
Cash consideration shareholders					3	3
Cash consideration | $							$ 1,000,000
Voting rights										1					1
Minimum [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary per share | $ / shares															$ 0.05	$ 0.05
Shareholders of the VIEs [Member]
Organization and Principal Activities (Details) [Line Items]
Company paid to shareholders			¥ 2,242,914	$ 347,179
Variable Interest Entity, Primary Beneficiary [Member]
Organization and Principal Activities (Details) [Line Items]
Statutory reserves										¥ 10,000					$ 1,548
Variable Interest Entity, Primary Beneficiary [Member] | Revenue from Contract with Customer, Product and Service Benchmark [Member]
Organization and Principal Activities (Details) [Line Items]
Consolidated revenues												100.00%	100.00%
Variable Interest Entity, Primary Beneficiary [Member] | Assets, Total [Member]
Organization and Principal Activities (Details) [Line Items]
Consolidated revenues										37.00%	37.00%	63.00%
Variable Interest Entity, Primary Beneficiary [Member] | Liabilities, Total [Member]
Organization and Principal Activities (Details) [Line Items]
Consolidated revenues										86.00%	86.00%	87.00%
IPO [Member]
Organization and Principal Activities (Details) [Line Items]
Other expenses	¥ 1,048,660	$ 162,321
IPO cost	¥ 26,752	$ 4,141
Common Class B [Member] | Happy Edu Inc [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issued														2,439,484,566
Class A Ordinary Shares [Member]
Organization and Principal Activities (Details) [Line Items]
Aggregate repurchased					94,897,359	94,897,359
Cash consideration (in Dollars) | $						$ 13,028
Class A Ordinary Shares [Member] | Shareholders of the VIEs [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issued														94,897,359
Class A Ordinary Shares [Member] | IPO [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issued	652,000,000	652,000,000
Series A redeemable convertible preferred share [Member]
Organization and Principal Activities (Details) [Line Items]
Aggregate repurchased					341,256,445	341,256,445
Cash consideration (in Dollars) | $						$ 46,850
Series A redeemable convertible preferred share [Member] | Shareholders of the VIEs [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issued														1,890,686,563
Series A-1 redeemable convertible preferred share [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issued					1,840,535,677	1,840,535,677
Gross cash consideration					¥ 1,840,536	$ 284,895
Fair value less issuance costs					¥ 241	$ 37
Series A-1 redeemable convertible preferred share [Member] | Shareholders of the VIEs [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issued														35,757,200
American Depositary Shares [Member] | IPO [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary shares issued	16,300,000	16,300,000
Ordinary per share | $ / shares		$ 11
Xi Zhang Founder [Member] | Common Class B [Member]
Organization and Principal Activities (Details) [Line Items]
Founder shares								142,642,550	142,642,550
Cash consideration								¥ 163,023	$ 25,234
Loan Agreements [Member]
Organization and Principal Activities (Details) [Line Items]
Terms loans										10 years					10 years
Exclusive Purchase Right Agreements [Member] | Minimum [Member]
Organization and Principal Activities (Details) [Line Items]
Ordinary per share | ¥ / shares										¥ 1